OTHER LIABILITIES - Contract Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Maintenance and power warranty programs
Movement in contract liabilities [Roll Forward]
At January 1, 2022	€ 218,982
Additional amounts arising during the period	100,710
Amounts recognized within revenue	(79,593)
Other changes	(220)
At December 31, 2022	239,879
Advances from customers
Movement in contract liabilities [Roll Forward]
At January 1, 2022	236,516
Additional amounts arising during the period	761,714
Amounts recognized within revenue	(551,885)
Other changes	49
At December 31, 2022	€ 446,394